Fair Value of Financial Instruments (Restated) - Fair Value Financial Assets and Financial Liabilities Not Measured at Fair Value on Recurring Basis (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Due From Bank	₸ 30,683	₸ 25,668
Due to banks	154	16,432
Customer accounts	5,441,456	4,000,690
Debt securities issued	99,468	140,378	₸ 139,711
Subordinated debt	62,369	67,608
Level 2 | Fair Value Non Recurring
Disclosure of fair value measurement of assets [line items]
Due From Bank	30,048	25,234
Due to banks	154	16,400
Customer accounts	5,382,189	3,899,302
Debt securities issued	96,666	133,825
Subordinated debt	60,895	63,500
Level 2 | Carrying Amount
Disclosure of fair value measurement of assets [line items]
Due From Bank	30,683	25,668
Due to banks	154	16,432
Customer accounts	5,441,456	4,000,690
Debt securities issued	99,468	140,378
Subordinated debt	62,369	67,608
Level 3 | Fair Value Non Recurring
Disclosure of fair value measurement of assets [line items]
Loans to consumers	4,230,722	3,192,581
Level 3 | Carrying Amount
Disclosure of fair value measurement of assets [line items]
Loans to consumers	₸ 4,235,957	₸ 3,154,810